Convertible debentures, convertible note, and short-term loan (Narrative) (Details) - CAD ($)					12 Months Ended
	Sep. 08, 2020	Dec. 10, 2019	Jun. 28, 2019	Apr. 07, 2016	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Jun. 25, 2019
Disclosure of detailed information about borrowings [line items]
Repayment of short-term loan					$ 0	$ 0	$ 1,500,000
Convertible debentures [Member]
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued		$ 9,500,000
Principal amount of each debenture		$ 1,000
Borrowings, interest rate		8.50%
Description of forceable conversion		Burcon had the right, at its sole discretion, to force the conversion of the Debentures if the shares traded at or above $2.15 for a period of 14 consecutive trading days.
Principal amount of convertible debt	$ 7,795,500					$ 1,704,500
Convertible debt conversion price		$ 1.05
Issuance of common shares	7,424,274					1,623,327
Interest expense on debt instruments issued						$ 637,522	$ 0
Convertible debentures [Member] | Directors and officers [Member]
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued		$ 2,000,000
Convertible note [Member]
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued				$ 2,000,000
Borrowings, interest rate				8.00%
Amount offset, including principal amount and accrued interest					$ 2,565,022
Expected volatility				63.00%				99.00%
Expected dividend convertible note				$ 0				$ 0
Risk-free interest rate				0.60%				1.63%
Expected average option term				3 years				1.1 years
Derivative liability				$ 189,705				$ 5,384
Short-term borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis							The Loan bore interest at 18% per annum on the amount drawn, and 3% per annum on the undrawn portion.
Borrowings offset									$ 1,436,629
Repayment of short-term loan			$ 63,371
Accrued interest			$ 107,173
Short-term borrowings [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured loan							$ 1,500,000